Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of future lease payments under operating leases
2023	$58
2024-2025	$103
Total future operating lease payments	$161
Less: imputed interest	$(20)
Present value of lease liability	$141